CONSOLIDATED STATEMENT OF INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Interest and similar income	S/ 11,522,634	S/ 11,030,683	S/ 10,773,055
Interest and similar expenses	(3,033,529)	(2,959,196)	(2,914,714)
Net interest, similar income and expenses	8,489,105	8,071,487	7,858,341
Provision for credit losses on loan portfolio	(1,814,898)	(2,057,478)	(2,063,209)
Recoveries of written-off loans	283,190	268,313	277,714
Provision for credit losses on loan portfolio, net of recoveries	(1,531,708)	(1,789,165)	(1,785,495)
Net interest, similar income and expenses, after provision for credit losses on loan portfolio	6,957,397	6,282,322	6,072,846
Other income
Commissions and fees	3,126,857	2,911,408	2,771,561
Net gain on foreign exchange transactions	737,954	650,228	698,159
Net gain on securities	242,829	760,772	339,930
Net gain on derivatives held for trading	13,262	103,580	44,500
Net gain from exchange differences	16,022	17,394	0
Net gain on financial assets designated at fair value through profit or loss	0	67,633	51,667
Others	395,557	376,926	326,830
Total other income	4,532,481	4,887,941	4,232,647
Insurance premiums and claims
Net premiums earned	2,100,788	1,808,340	1,799,115
Net claims incurred for life, general and health insurance contracts	(1,239,635)	(1,118,304)	(1,098,905)
Total premiums earned less claims	861,153	690,036	700,210
Other expenses
Salaries and employee benefits	(3,219,875)	(3,071,020)	(2,942,743)
Administrative expenses	(2,330,044)	(2,158,823)	(2,094,678)
Depreciation and amortization	(429,122)	(419,975)	(407,061)
Net loss from exchange differences	0	0	(60,624)
Impairment loss on goodwill	(38,189)	0	(94)
Net impairment loss on available-for-sale investments		0	0
Net loss on financial assets designated at fair value through profit or loss	(53,935)
Others	(687,652)	(635,547)	(609,075)
Total other expenses	(6,758,817)	(6,285,365)	(6,114,275)
Profit before income tax	5,592,214	5,574,934	4,891,428
Income tax	(1,520,909)	(1,393,286)	(1,281,448)
Net profit	4,071,305	4,181,648	3,609,980
Attributable to:
Credicorp's equity holders	3,983,865	4,091,753	3,514,582
Non-controlling interest	87,440	89,895	95,398
Net profit for the year	S/ 4,071,305	S/ 4,181,648	S/ 3,609,980
Net basic and dilutive earnings per share attributable to Credicorp's equity holders (in Soles):
Basic	S/ 50.13	S/ 51.49	S/ 44.23
Diluted	S/ 49.99	S/ 51.35	S/ 44.15